Accounts payable (Tables)	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Summary of the components of accounts payable
The following is a table summarizing our accounts payable as of June 30, 2025 and December 31, 2024:

	As of
In thousands of U.S. dollars	June 30, 2025	December 31, 2024
Scorpio Ship Management S.A.M. (SSM)	$1,781	$2,979
Scorpio Services Holding Limited (SSH)	548	7
Amounts due to related party port agents	215	247
Scorpio MR Pool Limited	88	1,726
Scorpio Commercial Management S.A.M. (SCM)	62	250
Mercury Pool Limited	31	—
Scorpio LR2 Pool Limited	21	1,695
Amounts due to a related party bunker supplier	—	579
Amounts due to a related carbon emission manager	—	71

Accounts payable to related parties	2,746	7,554

European Union Allowance (EUA) payables (1)	15,316	12,415
Suppliers	9,542	12,244
	$27,604	$32,213